Accounts Receivable, net (including related parties) (Tables)	12 Months Ended
Dec. 31, 2024
Accounts Receivable, net (including related parties)
Schedule of accounts receivable, net

	December 31,	December 31,
	2023	2024

	(in thousands)
Accounts receivable	$235,815	236,782
Accounts receivable from related parties	14	31
Less: Loss allowance	—	—
	$235,829	236,813

Schedule of analysis of expected credit losses

	December 31, 2023
			Loss
	Carrying		allowance
	amount of	Weighted	for lifetime
	accounts	average loss	expected
	receivable	rate	credit
	(in thousands)		(in thousands)
Not past due	$231,676	0%	$—
Past due within 30 days	3,591	0%	—
Past due 31‑60 days	462	0%	—
Past due 61‑90 days	9	0%	—
Past due 91‑120 days	—	0%	—
Past due over 121 days	91	0%-100.00%	—
	$235,829		$—

	December 31, 2024
			Loss
	Carrying		allowance
	amount of	Weighted	for lifetime
	accounts	average loss	expected
	receivable	rate	credit
	(in thousands)		(in thousands)
Not past due	$235,882	0%	$—
Past due within 30 days	915	0%	—
Past due 31‑60 days	14	0%	—
Past due 61‑90 days	—	0%	—
Past due 91‑120 days	2	0%	—
Past due over 121 days	—	0%-100.00%	—
	$236,813		$—